Cover	Oct. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2020
Entity File Number	0-26542
Entity Registrant Name	CRAFT BREW ALLIANCE, INC.
Entity Central Index Key	0000892222
Entity Tax Identification Number	91-1141254
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	929 North Russell Street
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97227-1733
City Area Code	503
Local Phone Number	331-7270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.005
Trading Symbol	BREW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false